Segment and Geographic Information - Summary of Geographic Locations of the Ultimate End Customers (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue from External Customer [Line Items]
Total revenue	$ 18,165	$ 20,266	$ 51,770	$ 55,728	$ 76,067	$ 65,537
Taiwan
Revenue from External Customer [Line Items]
Total revenue	7,409	4,055	20,254	13,923	18,190	57
China
Revenue from External Customer [Line Items]
Total revenue	6,202	15,219	20,459	39,519	54,728	57,692
Singapore
Revenue from External Customer [Line Items]
Total revenue	1,629	0	7,284	1
Rest of the World
Revenue from External Customer [Line Items]
Total revenue	$ 2,925	$ 992	$ 3,773	$ 2,285	$ 3,149	$ 7,788